RECEIVABLES - Investment in Impaired Receivables (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Retail
Financing Receivable, Impaired [Line Items]
Related Allowance	$ 199	$ 204
Recorded investment, total	350	359
Unpaid principal balance, total	350	358
Average recorded investment, total	299	374
Retail | North America
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	33
Unpaid principal balance, no related allowance recorded	33
Related Allowance	17	16
Average recorded investment, no related allowance recorded	34
Recorded investment, allowance recorded		31
Unpaid principal balance, allowance recorded		30
Average recorded investment, allowance recorded		33
Retail | Europe
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	226
Unpaid principal balance, no related allowance recorded	226
Related Allowance	162	167
Average recorded investment, no related allowance recorded	173
Recorded investment, allowance recorded		234
Unpaid principal balance, allowance recorded		234
Average recorded investment, allowance recorded		249
Retail | South America
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	88
Unpaid principal balance, no related allowance recorded	88
Related Allowance	19	20
Average recorded investment, no related allowance recorded	89
Recorded investment, allowance recorded		91
Unpaid principal balance, allowance recorded		91
Average recorded investment, allowance recorded		88
Retail | Rest of World
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	3
Unpaid principal balance, no related allowance recorded	3
Related Allowance	1	1
Average recorded investment, no related allowance recorded	3
Recorded investment, allowance recorded		3
Unpaid principal balance, allowance recorded		3
Average recorded investment, allowance recorded		4
Wholesale
Financing Receivable, Impaired [Line Items]
Related Allowance	127	135
Recorded investment, total	315	314
Unpaid principal balance, total	307	303
Average recorded investment, total	302	322
Wholesale | North America
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	5
Unpaid principal balance, no related allowance recorded	5
Related Allowance	4	5
Average recorded investment, no related allowance recorded	8
Recorded investment, allowance recorded		25
Unpaid principal balance, allowance recorded		23
Average recorded investment, allowance recorded		27
Wholesale | Europe
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	278
Unpaid principal balance, no related allowance recorded	278
Related Allowance	101	107
Average recorded investment, no related allowance recorded	262
Recorded investment, allowance recorded		256
Unpaid principal balance, allowance recorded		256
Average recorded investment, allowance recorded		260
Wholesale | South America
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	23
Unpaid principal balance, no related allowance recorded	15
Related Allowance	14	16
Average recorded investment, no related allowance recorded	23
Recorded investment, allowance recorded		23
Unpaid principal balance, allowance recorded		14
Average recorded investment, allowance recorded		26
Wholesale | Rest of World
Financing Receivable, Impaired [Line Items]
Recorded investment, no related allowance recorded	9
Unpaid principal balance, no related allowance recorded	9
Related Allowance	8	7
Average recorded investment, no related allowance recorded	$ 9
Recorded investment, allowance recorded		10
Unpaid principal balance, allowance recorded		10
Average recorded investment, allowance recorded		$ 9